TRANSAMERICA SERIES TRUST

Supplement to the Prospectus and Summary Prospectus dated May 1, 2015, each as supplemented May 1, 2015

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Transamerica Vanguard ETF Portfolio – Growth VP

(to be renamed Transamerica Managed Risk – Growth ETF VP effective July 1, 2015)

The following information will supplement and supersede any contrary information concerning the portfolio contained in the Prospectus and Summary Prospectus.

Effective July 1, 2015, the first two bulleted paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus are replaced by the information below:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 75% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 25% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). These percentages may vary as market conditions change, based on the sub-adviser’s risk management calculations.

•	The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model to forecast short term volatility, and adjusts the portfolio’s weightings if this short term volatility forecast is outside of a target range. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure as the portfolio moves farther down from recent peak levels, where the peak levels are dynamically adjusted. Based on this strategy, the level of volatility in equity and fixed income markets, changes in volatility, the level of interest rates, and drawdowns experienced by the portfolio, the sub-adviser may increase exposure to equity ETFs to approximately 100% of net assets or may decrease exposure to equity ETFs to approximately 35% of net assets, and may increase exposure to fixed income ETFs to approximately 65% of net assets or may decrease exposure to fixed income ETFs to approximately 0% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.

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Investors Should Retain this Supplement for Future Reference

May 22, 2015